Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information
Segment Information

Note 12

Segment Information

Seaboard had six reportable segments through December 31, 2015: Pork, Commodity Trading and Milling (“CT&M”), Marine, Sugar, Power and Turkey, each offering a specific product or service. Seaboard’s reporting segments are based on information used by Seaboard’s Chief Executive Officer in his capacity as chief operating decision maker to determine allocation of resources and assess performance. Each of the six main segments is separately managed, and each was started or acquired independent of the other segments. The Pork segment produces and sells fresh and frozen pork products to further processors, foodservice operators, grocery stores, distributors and retail outlets throughout the U.S., and to Japan, Mexico and numerous other foreign markets. This segment also produces biodiesel primarily from pork fat for sale to third parties. The CT&M segment is an integrated agricultural commodity trading and processing and logistics operation that internationally markets wheat, corn, soybean meal and other agricultural commodities in bulk to third-party customers and to non-consolidated affiliates. This segment also operates flour, maize and feed mills, baking operations, and poultry production and processing in numerous foreign countries. The Marine segment, based in Miami, Florida, provides cargo shipping services between the U.S., the Caribbean Basin and Central and South America. The Sugar segment produces and processes sugar and alcohol in Argentina, primarily to be marketed locally. The Power segment is an unregulated independent power producer in the Dominican Republic operating a floating power generating facility. The Turkey segment, accounted for using the equity method, produces and sells branded and non-branded turkeys and other products. Total assets for the Turkey segment represents Seaboard’s investment in and notes receivable from this affiliate. Revenues for the All Other segment are primarily derived from a jalapeño pepper processing operation.

The 2015 Tax Act signed into law in December 2015, as discussed in Note 6, renewed the Federal blender’s credit that Seaboard is entitled to receive for biodiesel it blends, which had previously expired on December 31, 2014, retroactively to January 1, 2015 with an expiration of December 31, 2016. As a result, in the fourth quarter of 2015 the Pork segment recognized as revenue the 2015 Federal blender’s credits of $17 million. The 2014 Tax Act signed into law in December 2014 as discussed in Note 6, renewed the Federal blender’s credit that Seaboard is entitled to receive for biodiesel it blends which had previously expired on December 31, 2013 retroactively to January 1, 2014 with an expiration date of December 31, 2014. As a result, in the fourth quarter of 2014 the Pork segment recognized as revenues the 2014 Federal blender’s credits of $15 million. Also, the Tax Act signed into law in January 2013 as discussed in Note 6, renewed and extended the Federal blender’s credits which had previously expired on December 31, 2011 and renewed retroactively to January 1, 2012 with an expiration of December 31, 2013. As a result, in the first quarter of 2013 the Pork segment recognized approximately $11 million as revenues related to this Federal blender’s tax incentive for gallons produced and sold in fiscal 2012.

Substantially all of Seaboard’s Pork segment’s hourly employees at its Guymon, Oklahoma, processing plant are covered by a collective bargaining agreement. As more fully described in Note 4, as of September 27, 2014 Seaboard’s Pork segment sold to Triumph a  50% interest in its processed meats division, Daily’s. As a result, Seaboard deconsolidated Daily’s from its Consolidated Balance Sheet as of September 27, 2014. Seaboard’s remaining 50% investment in Daily’s is accounted for using the equity method of accounting.

In the fourth quarter of 2014, the CT&M segment recorded an $11 million  write-down in loss from affiliate from a decline in value considered other than temporary for its investment in a bakery located in the DRC.  The CT&M segment historically derived a significant portion of its operating income from wheat sales to another non-consolidated affiliate in the DRC. Also, Seaboard historically had derived a significant portion of its income from affiliates from this same affiliate, but in 2014 and 2013 Seaboard incurred significant losses from this affiliate for its proportionate share. See Note 4 for further discussion of the write-down and investments in affiliates in the DRC.

In the fourth quarter of 2015, the Power segment recorded a receivable and interest income of $31 million for interest recognized on certain outstanding customer receivable balances. This interest income related to amounts determined to be collectible as of December 31, 2015, but previously had been considered uncollectable in prior years. This amount was fully collected by Seaboard in early January 2016.

During the second quarter of 2015, Seaboard invested an additional $10 million in a business operating a 300 megawatt electricity generating facility in the Dominican Republic and changed its method of accounting from a cost method investment at Corporate to an equity method investment in the Power segment. As a result, Seaboard reclassified the $6 million initial investment from Corporate to the Power segment along with $6 million of Seaboard’s interest in this business’ reported net income since the date of its initial investment, which is reflected as an adjustment to retained earnings as of January 1, 2013.

The Power segment had been operating a floating power generating facility (72 megawatts) in the Dominican Republic under a short-term lease agreement. On April 1, 2014, Seaboard provided notice to cancel the lease and ceased operation of the leased facility on September 3, 2014. In conjunction with ceasing operations, Seaboard sold inventory related to these operations resulting in a $5 million gain from sale of assets in operating income related to these items in the third quarter of 2014.

The Turkey segment accounted for using the equity method, had operating income in 2015,  2014 and 2013 of $231 million, $141 million and $5 million, respectively. In 2013, Butterball incurred charges for impairment of fixed assets related to the planned sale of its closed processing plant in Longmont, Colorado of which Seaboard’s proportionate share of these charges represented $(4)  million recognized in loss from affiliates. This plant was sold in May 2014 for the approximate remaining net book value.

The following tables set forth specific financial information about each segment as reviewed by management, except for the Turkey segment information previously disclosed in Note 4 to the Consolidated Financial Statements. Operating income for segment reporting is prepared on the same basis as that used for consolidated operating income. Operating income, along with income (loss) from affiliates for the CT&M and Turkey segment, is used as the measure of evaluating segment performance because management does not consider interest and income tax expense on a segment basis.

Sales to External Customers:

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Pork	$1,332	$1,717	$1,713
Commodity Trading and Milling	3,022	3,499	3,501
Marine	940	853	914
Sugar	188	200	245
Power	97	189	284
All Other	15	15	13
Segment/Consolidated Totals	$5,594	$6,473	$6,670

Operating Income (Loss):

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Pork	$116	$349	$148
Commodity Trading and Milling	2	54	38
Marine	19	(3)	(26)
Sugar	2	27	24
Power	7	19	43
All Other	2	1	—
Segment Totals	148	447	227
Corporate	(22)	(23)	(23)
Consolidated Totals	$126	$424	$204

Income (Loss) from Affiliates:

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Pork	$11	$4	$—
Commodity Trading and Milling	(50)	(24)	(1)
Marine	2	—	—
Sugar	1	1	1
Power	3	2	6
Turkey	103	54	(10)
Segment/Consolidated Totals	$70	$37	$(4)

Depreciation and Amortization:

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Pork	$44	$46	$43
Commodity Trading and Milling	5	5	6
Marine	26	25	25
Sugar	8	8	11
Power	8	8	7
Segment Totals	91	92	92
Corporate	—	—	1
Consolidated Totals	$91	$92	$93

Total Assets:

	December 31,
(Millions of dollars)	2015	2014
Pork	$858	$821
Commodity Trading and Milling	988	1,104
Marine	296	283
Sugar	202	198
Power	271	220
Turkey	448	393
All Other	6	6
Segment Totals	3,069	3,025
Corporate	1,362	667
Consolidated Totals	$4,431	$3,692

Investments in and Advances to Affiliates:

	December 31,
(Millions of dollars)	2015	2014
Pork	$115	$80
Commodity Trading and Milling	218	178
Marine	19	17
Sugar	3	3
Power	34	20
Turkey	282	245
Segment/Consolidated Totals	$671	$543

Capital Expenditures:

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Pork	$40	$54	$80
Commodity Trading and Milling	40	21	24
Marine	43	30	23
Sugar	15	14	17
Power	1	2	4
Segment Totals	139	121	148
Corporate	—	—	2
Consolidated Totals	$139	$121	$150

Administrative services provided by the corporate office allocated to the individual segments represent corporate services rendered to and costs incurred for each specific segment, with no allocation to individual segments of general corporate management oversight costs. Corporate assets include short-term investments, other current assets related to deferred compensation plans, fixed assets, deferred tax amounts and other miscellaneous items. Corporate operating losses represent certain operating costs not specifically allocated to individual segments and includes all costs related to Seaboard’s deferred compensation programs (which are offset by the effect of the mark-to-market investments recorded in other investment income (loss),  net).

Geographic Information

Seaboard had sales in South Africa totaling $646 million, $597 million and $561 million for the years ended December 31, 2015, 2014 and 2013, respectively, representing approximately 12%,  9% and 8% of total sales for each respective year. No other individual foreign country accounted for 10% or more of sales to external customers.

The following table provides a geographic summary of net sales based on the location of product delivery:

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Caribbean, Central and South America	$2,112	$2,414	$2,572
Africa	1,577	1,661	1,578
United States	1,135	1,397	1,390
Pacific Basin and Far East	357	425	383
Canada/Mexico	242	348	394
Eastern Mediterranean	102	156	186
Europe	69	72	167
Totals	$5,594	$6,473	$6,670

The following table provides a geographic summary of Seaboard’s long-lived assets according to their physical location and primary port for the vessels:

	December 31,
(Millions of dollars)	2015	2014
United States	$553	$543
Dominican Republic	128	134
Argentina	69	71
All other	83	100
Totals	$833	$848

Management believes its allowance for doubtful accounts is adequate and reduces receivables recorded to their expected net realizable value. At December 31, 2015 and 2014, Seaboard had approximately $275 million and $267 million, respectively, of foreign receivables, excluding receivables due from affiliates, which generally represent more of a collection risk than the domestic receivables, although as of December 31, 2015 no individual material amounts were deemed to have a heightened risk of collectability. See Note 4 for discussion of an allowance for doubtful accounts related to a receivable due from an affiliate in Brazil.